Segment information (Primary segment) - Disclosure of reconciliation between adjusted profit and statutory profit (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating segments
Total income	€ 30,715	€ 28,010
Profit before taxes	9,508	8,090
Profit	6,059	5,241
Underlying Profit
Operating segments
Total income	31,050	28,234
Profit before taxes	9,508	8,329
Profit	6,059	5,241
Adjustments
Operating segments
Total income	(335)	(224)
Profit before taxes	0	(239)
Profit	0	0
Retail & Commercial Banking | Underlying Profit
Operating segments
Total income	16,274	14,392
Profit before taxes	5,187	3,638
Profit	3,326	2,421
Digital Consumer Bank | Underlying Profit
Operating segments
Total income	6,449	6,026
Profit before taxes	1,341	1,504
Profit	1,070	1,027
Corporate & Investment Banking | Underlying Profit
Operating segments
Total income	4,188	3,956
Profit before taxes	2,151	2,305
Profit	1,405	1,478
Wealth Management & Insurance | Underlying Profit
Operating segments
Total income	1,789	1,589
Profit before taxes	1,130	985
Profit	818	711
Payments | Underlying Profit
Operating segments
Total income	2,701	2,613
Profit before taxes	306	498
Profit	49	223
Corporate Center | Underlying Profit
Operating segments
Total income	(350)	(342)
Profit before taxes	(606)	(601)
Profit	€ (609)	€ (620)